Label	Element	Value
Congress Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Congress Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Congress Mid Cap Growth Fund (the “Mid Cap Fund”) seeks long‑term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid‑capitalization companies.  The Fund invests primarily in publicly traded stocks of U.S. companies which the Advisor considers to have a mid‑size market capitalization.  The Mid Cap Fund defines mid-size market capitalization as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell Midcap Growth® Index.  As of the last reconstitution date, May 12, 2017, the market capitalization of companies in the Russell Midcap Growth® Index ranged from $2.3 billion to $29 billion.  The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small‑capitalization and large‑capitalization companies.  The Fund may invest up to 15% of its total assets in the securities of foreign issuers traded on foreign exchanges, in foreign currencies, or through American Depositary Receipts (“ADRs”) and similar investments, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth.  The Advisor employs a “bottom‑up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes earnings growth and free cash flow.  The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Mid Cap Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Fund.  The principal risks of an investment in the Fund include:

•
Equity Market Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Foreign Investment Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares.  When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipt may not provide a return that corresponds precisely with that of the underlying foreign shares.

•
Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•
Growth Style Investment Risk:  Growth stocks may lose value or fall out of favor with investors.  Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•
Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•	Regulatory Risk: Changes in government regulations may adversely affect the value of a security.

•
Sector-Focus Risk:  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

•
Small and Medium Companies Risk:  Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied since inception.  The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares, depending on the fees and expenses of the Retail Class shares.  The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with a domestic broad‑based market index and a secondary index provided to offer a broader market perspective.  The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.congressasset.com/funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.congressasset.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Congress Mid Cap Growth Fund Calendar Year Total Return as of December 31 Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year to Date Return as of 6/30/2017: 9.84%
Highest Quarterly Return:	Q3, 2013	10.50%

Lowest Quarterly Return:	Q3, 2015	-7.65%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.65%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares.  After tax returns for the Fund’s Retail Class Shares will vary.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after‑tax returns depend on your situation and may differ from those shown.  Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2016
Congress Mid Cap Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Congress Mid Cap Growth Fund | Russell Midcap Growth® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Congress Mid Cap Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Congress Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Annual Return 2013	rr_AnnualReturn2013	35.88%
Annual Return 2014	rr_AnnualReturn2014	11.49%
Annual Return 2015	rr_AnnualReturn2015	0.10%
Annual Return 2016	rr_AnnualReturn2016	13.38%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Congress Mid Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.80%
Congress Mid Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.31%